Risk Management (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Total exposure	R$ 3,401,111	R$ 2,785,853
Total foreign currency-denominated borrowings	3,356,365	2,745,891
Currency Of USD [Member]
IfrsStatementLineItems [Line Items]
Borrowings and financing	1,882,323	1,356,474
Interest and charges from borrowings and financing	24,030	15,510
Borrowing cost	(42,510)	(37,520)
Currency Of USD [Member] | Foreign Currency [Member]
IfrsStatementLineItems [Line Items]
Borrowings and financing	303,978	280,188
Currency Of JPY [Member]
IfrsStatementLineItems [Line Items]
Borrowings and financing	1,486,394	1,405,702
Interest and charges from borrowings and financing	8,364	8,167
Borrowing cost	(2,236)	(2,442)
Currency Of JPY [Member] | Foreign Currency [Member]
IfrsStatementLineItems [Line Items]
Borrowings and financing	R$ 36,787,581	R$ 41,078,385